Stockholders' Equity (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2020	Nov. 03, 2020	Dec. 31, 2019	May 31, 2017
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized		1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Common stock, shares outstanding		8,625,000
Dividens shares	0.17
Number includes an aggregate sahres		1,125,000
Founder shares transferred, description		(i) the last sales price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (ii) the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.
Converted shares, percentage		20.00%
Common stock subject to possible redemption shares (in Dollars per share)		$ 32,914,985
Sponsors [Member]
Stockholders' Equity (Details) [Line Items]
Sponsors holding shares			8,625,000
Founder shares [Member]
Stockholders' Equity (Details) [Line Items]
Founder shares		1,125,000
Class A Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized		400,000,000		400,000,000
Common stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Common stock, shares outstanding		1,585,015		1,585,015
Sponsors price, per share (in Dollars per share)		$ 11.50
Common stock, shares issued		1,585,015		1,585,015
Common Class B [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized		50,000,000		50,000,000
Common stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Common stock, shares outstanding		8,625,000		8,625,000
Common stock, shares issued		8,625,000		8,625,000
Common Class B [Member] | Sponsors [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares outstanding					8,625,000
Sponsors price, per share (in Dollars per share)					$ 0.003
Dividend price (in Dollars)					$ 25,000